CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY DEFICIENCY (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	(Deficiency)	Total UMeWorld Limited Stockholders' Deficiency	Non-controlling Interest	Total
Beginning Balance, Amount at Sep. 30, 2011	$ 9,594	$ 17,593,112	$ (5,265)	$ (19,045,635)	$ (1,448,194)	$ 171,169	$ (1,277,025)
Beginning Balance, Shares at Sep. 30, 2011	95,935,047
Warrants issued for Private Placement		6,558			6,558		6,558
Stock issued for Private Placement, Amount	30	14,970			15,000		15,000
Stock issued for Private Placement, Shares	300,000
Stock cancelled for Settlement, Amount	(106)	(52,894)			(53,000)		(53,000)
Stock cancelled for Settlement, Shares	(1,060,000)
Reverse Split, Amount	(7,614)	7,614
Reverse Split, Shares	(76,139,047)
Stock issued for Acquisition, Amount	7,000	20,999,000			21,006,000		21,006,000
Stock issued for Acquisition, Shares	70,000,000
Foreign Currency Translation			(253)		(253)	(63)	(316)
Non-Controlling Interest						(15,604)	(15,604)
Net Loss for the period				(77,289)	(77,289)		(77,289)
Ending Balance, Amount at Sep. 30, 2012	8,904	38,568,360	(5,518)	(19,122,924)	19,448,822	155,502	19,604,324
Ending Balance, Shares at Sep. 30, 2012	89,036,000
Foreign Currency Translation			3,477		3,477	869	4,346
Non-Controlling Interest						15,620	15,620
Net Loss for the period				(232,941)	(232,941)		(232,941)
Completion of VIE		162,655			162,655		162,655
Re-domiciled to BVI		(16,687,499)		16,876,422	188,923		188,923
Write off of Goodwill		(19,425,346)			(19,425,346)		(19,425,346)
Ending Balance, Amount at Sep. 30, 2013	$ 8,904	$ 2,618,170	$ (2,041)	$ (2,479,443)	$ 145,590	$ 171,991	$ 317,581
Ending Balance, Shares at Sep. 30, 2013	89,036,000